VANECK ROBOTICS ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Austria: 1.5%
ams-OSRAM AG (CHF) *	2,767	$19,950
Andritz AG	435	24,255
		44,205
Canada: 0.8%
ATS Corp. *	493	22,708
China: 0.5%
Hollysys Automation Technologies Ltd. (USD) *	781	13,738
Finland: 0.7%
Konecranes Oyj	507	20,416
France: 4.6%
Dassault Systemes SE	3,033	134,370
Germany: 6.6%
Duerr AG	532	17,226
Jenoptik AG *	566	19,442
Krones AG	149	18,086
Siemens AG	832	138,670
		193,424
Israel: 0.9%
Nano Dimension Ltd. (ADR) *	5,453	15,759
Nova Ltd. (USD) *	108	12,668
		28,427
Japan: 21.8%
Amada Co. Ltd.	1,900	18,714
Argo Graphics, Inc.	400	10,857
Azbil Corp.	600	18,958
Daifuku Co. Ltd.	1,500	30,842
Daihen Corp.	400	15,451
Denso Corp.	1,800	121,212
FANUC Corp.	2,600	91,123
Fuji Corp.	900	15,936
Keyence Corp.	300	142,310
Lasertec Corp.	100	15,087
OKUMA Corp.	300	16,080
Omron Corp.	700	42,910
Optex Group Co. Ltd.	1,100	15,492
Renesas Electronics Corp. *	1,400	26,377
Tokyo Electron Ltd.	200	28,758
Yaskawa Electric Corp.	700	32,219
		642,326
Sweden: 3.0%
Hexagon AB	7,235	88,861
Switzerland: 7.1%
ABB Ltd.	3,760	147,987
Interroll Holding AG	6	18,577
Kardex Holding AG	69	15,526
STMicroelectronics N.V. (USD)	518	25,895
		207,985
United Kingdom: 1.6%
Renishaw Plc	332	16,470
TechnipFMC Plc (USD) *	1,731	28,769
		45,239
United States: 50.9%
3D Systems Corp. *	1,449	14,389
	Number of Shares	Value
United States (continued)
Altair Engineering, Inc. *	282	$21,387
Ambarella, Inc. *	295	24,683
Analog Devices, Inc.	267	52,014
ANSYS, Inc. *	265	87,522
Applied Materials, Inc.	398	57,527
Aspen Technology, Inc. *	182	30,505
Autodesk, Inc. *	656	134,224
Cognex Corp.	731	40,951
Emerson Electric Co.	1,677	151,583
Globus Medical, Inc. *	233	13,873
Intuitive Surgical, Inc. *	171	58,472
KLA Corp.	76	36,862
Lam Research Corp.	73	46,929
Lattice Semiconductor Corp. *	183	17,581
Lincoln Electric Holdings, Inc.	213	42,308
Microchip Technology, Inc.	355	31,804
Novanta, Inc. *	185	34,059
NVIDIA Corp.	377	159,478
ON Semiconductor Corp. *	270	25,537
Onto Innovation, Inc. *	120	13,976
Ouster, Inc. *	2,281	11,268
PTC, Inc. *	415	59,055
Rockwell Automation, Inc.	345	113,660
Silicon Laboratories, Inc. *	82	12,935
Stratasys Ltd. *	831	14,759
TE Connectivity Ltd.	186	26,070
Teledyne Technologies, Inc. *	147	60,433
Teradyne, Inc.	161	17,924
Texas Instruments, Inc.	431	77,589
		1,489,357
Total Common Stocks (Cost: $2,715,979)		2,931,056
Total Investments: 100.0% (Cost: $2,715,979)		2,931,056
Liabilities in excess of other assets: 0.0%		(840)
NET ASSETS: 100.0%		$2,930,216

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VANECK ROBOTICS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

ADR	American Depositary Receipt
CHF	Switzerland Franc
USD	United States Dollar

Footnotes:

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Information Technology	59.5%	$1,742,973
Industrials	32.9	965,758
Consumer Discretionary	4.1	121,212
Health Care	2.5	72,344
Energy	1.0	28,769
	100.0%	$2,931,056
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